INCOME TAXES (Schedule of Current and Deferred Components) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Current tax expense	¥ (3,553)	$ (511)	¥ (1,890)	¥ (31,918)
Deferred tax benefit (expense)	496	71	(40,079)	23,931
Income tax expense	¥ (3,057)	$ (440)	¥ (41,969)	¥ (7,987)